Basis for preparation, consolidation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Basis for preparation, consolidation and accounting policies
Schedule of useful lives of assets

Depreciation of assets in mining units with short useful lives or used for administrative purposes is calculated using the straight-line method of accounting. The useful lives are the following:

Years

Buildings, construction and other	6 to 20
Machinery and equipment	5 to 10
Transportation units	5
Furniture and fixtures	10
Computer equipment	4

Minera Yanacocha SRL and subsidiary [Member]
Basis for preparation, consolidation and accounting policies
Schedule of assets and liabilities originally denominated in Soles

As of December 31, 2020 and 2019, the Company presents the following assets and liabilities originally denominated in Soles by its equivalent in U.S. dollars:

	2020	2019
	US$(000)	US$(000)

Assets
Cash and cash equivalents	6,242	5,140
Trade and other receivables	7,584	27,990
Value added tax credit	25,214	32,831

Total assets	39,040	65,961

Liabilities
Trade and other payables	48,200	13,085
Income tax payable	37,779	23,153
Provisions, other accruals and liabilities	25,774	29,633

Total liabilities	111,753	65,871

Net asset (liability) position	(72,713)	90

Schedule of useful lives of assets

The useful lives as follows:

Land improvements	Between 2 and 4 years
Buildings and constructions	Between 5 and 10 years
Machinery and equipment	Between 3 and 10 years
Vehicles	Between 3 and 4 years
Furniture and fixtures	Between 3 and 4 years
Other equipment	Between 3 and 4 years
Computer equipment	Between 3 and 4 years
Leach pads and assets retirement and mine closure	Useful life of the mine and (or) process facilities

Schedule of reclassifications of comparative information

	2019		2019
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of financial position
Current liabilities
Trade and other payables	76,484	(3,678)	72,806
Provision	90,940	(45,623)	45,317
Other accruals and liabilities	—	49,301	49,301

Non-current liabilities
Provision	1,587,856	(305)	1,587,551
Other accruals and liabilities	—	305	305

	2019		2019
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of cash flows
Operating activities
Provisions	30,082	(20,031)	10,051
Trade and other payables	(6,980)	(1,251)	(8,231)
Other accruals and liabilities	—	21,282	21,282
Value added tax credit and other taxes	(3,003)	(13,488)	(16,491)
Income tax collected (paid)	19,239	(19,239)	—
Income tax payable	32,201	(32,201)	—
Current income tax expense	—	64,928	64,928
Net cash and cash equivalents provided by operating activities	34,419	—	34,419

	2018		2018
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of cash flows
Operating activities
Provision	(2,494)	(123)	(2,617)
Trade and other payables	1,708	320	2,028
Other accruals and liabilities	—	(197)	(197)
Current income tax expense	—	29,297	29,297
Value added tax credit and other taxes	13,856	(6,240)	7,616
Income tax payable	8,897	(8,897)	—
Income tax collected (paid)	14,160	(14,160)	—
Net cash and cash equivalents provided by operating activities	78,519	—	78,519

Schedule of income tax payable

Company reclassified Provision for US$3.6 million, now it is presented in the item Trade and other payable.

	2019		2019
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of financial position
Current liabilities
Trade and other payables	76,484	(3,678)	72,806
Provision	90,940	(45,623)	45,317
Other accruals and liabilities	—	49,301	49,301

Non-current liabilities
Provision	1,587,856	(305)	1,587,551
Other accruals and liabilities	—	305	305

In addition, the Company reclassified Other accruals and liabilities for US$21 million and US$0.2 million in the statement of cash flows and also a reclassification to present in other line the income tax expense:

	2019		2019
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of cash flows
Operating activities
Provisions	30,082	(20,031)	10,051
Trade and other payables	(6,980)	(1,251)	(8,231)
Other accruals and liabilities	—	21,282	21,282
Value added tax credit and other taxes	(3,003)	(13,488)	(16,491)
Income tax collected (paid)	19,239	(19,239)	—
Income tax payable	32,201	(32,201)	—
Current income tax expense	—	64,928	64,928
Net cash and cash equivalents provided by operating activities	34,419	—	34,419

	2018		2018
	As previously reported	Reclassifications	Modified
	US$(000)	US$(000)	US$(000)

Consolidated Statements of cash flows
Operating activities
Provision	(2,494)	(123)	(2,617)
Trade and other payables	1,708	320	2,028
Other accruals and liabilities	—	(197)	(197)
Current income tax expense	—	29,297	29,297
Value added tax credit and other taxes	13,856	(6,240)	7,616
Income tax payable	8,897	(8,897)	—
Income tax collected (paid)	14,160	(14,160)	—
Net cash and cash equivalents provided by operating activities	78,519	—	78,519

Sociedad Minera Cerro Verde S.A.A. [Member]
Basis for preparation, consolidation and accounting policies
Schedule of useful lives of assets

Years

Buildings and other constructions	Between 5 and 35
Machinery and equipment	Between 2 and 30
Transportation units	Between 5 and 7
Furniture and fixtures	Between 7 and 10
Other equipment	Between 3 and 25

Schedule of estimated useful lives of right of use assets

Years

Land	10
Buildings and other constructions	Between 1 and 14
Machinery and equipment	Between 3 and 14